Expense Example, No Redemption - C Class	Jan. 31, 2026 USD ($)
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	1,121
Expense Example, No Redemption, 5 Years	2,094
Expense Example, No Redemption, 10 Years	4,555
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	$ 2,421